Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,639,662)	$ (4,664,412)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	654,572	28,699
Stock-based compensation	1,012,592	1,195,819
Issuance of common stock for services	290,551	20,000
Accretion of debt discount	1,299,985	159,615
FMV for adjustment for contingent stock	(181,000)
FMV adjustment for Contingent warrants and warrants	(5,211,911)
IPO issuance costs relating to warrants	550,433
Foreign exchange loss	496
Changes in operating assets
Prepaid expenses	(58,754)	42,005
Inventory	(34,109)	(121,994)
Other assets	(12,000)	(10,262)
Accounts payable and accrued liabilities	(104,352)	202,894
Net cash used in operating activities	(6,433,159)	(3,147,736)
CASH FLOWS FROM INVESTING ACTIVITIES:
Deposits paid on fixed assets and components	(209,678)	(46,900)
Purchase of fixed assets	(542,662)	(2,221,830)
Other assets – escrow deposit		(75,000)
Asset acquisition	(2,365,576)
Net cash used in investing activities	(3,117,916)	(2,343,730)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from common stock issued, net of subscription receivable		3,377,929
Net proceeds from Initial Public Offering Units	14,202,975
Net proceeds from notes payable, contingent stock liability, contingent warrant liability		1,802,500
Repayment of note payable	(2,000,000)
Proceeds from subscriptions receivable	32,500
Net cash provided by financing activities	12,235,475	5,180,429
Effect of exchange rate changes on cash	7,331
NET INCREASE (DECREASE) IN CASH	2,691,731	(311,037)
CASH — BEGINNING OF YEAR	1,479,166	1,790,203
CASH — END OF YEAR	4,170,897	1,479,166
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	47,111	4,000
Cash paid for taxes
Non-cash investing and financing activity:
FMV for Common stock issued for contingent shares	496,000
FMV for Warrants issued for contingent warrants	554,312
Common stock issued and vested stock options for fixed assets acquired	63,612	753,336
Common stock issued and vested stock options issued as consideration for acquisition	$ 60,435	$ 322,701